MORTGAGE NOTE RECEIVABLE (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Financing Receivable, after Allowance for Credit Loss	$ 499,933
Debt Instrument, Interest Rate, Effective Percentage	7.00%
Debt Instrument, Payment Terms	10 Years. The Notes require monthly payments of principal and interest, commencing on the purchase date and continuing until the balance is fully paid.
Debt Instrument, Collateral	Title remains with the Company does not pass to buyers until the Note is full paid.